Borrowings	6 Months Ended
Jun. 30, 2025
Borrowings
Borrowings

15.Borrowings

Borrowings comprised the following:

	June 30,	December 31,
	2025	2024
	$’m	$’m

Non‑current
Senior Notes	2,160.9	2,164.2
Debentures and bank term loans	976.3	1,055.0
	3,137.2	3,219.2
Current
Senior Notes	18.6	19.3
Debentures and bank term loans	79.1	102.6
Letters of credit	4.7	6.8
	102.4	128.7

Total borrowings	3,239.6	3,347.9

Refer to the next page for an analysis of our borrowing facilities and related covenants:

NOTES TO THE UNAUDITED CONDENSED CONSOLIDATED INTERIM FINANCIAL STATEMENTS (CONTINUED)

Analysis of borrowings

Borrowings comprised the following:

	Principal
	amount					Carrying amount
	June 30,		Issue	Maturity		June 30,	December 31,
	2025	Currency	date	date	Interest rate	2025	2024
						$'m	$'m
Senior Notes
IHS Holding Limited	200.0M	USD	Nov'21	Nov'26	5.625%	200.2	200.8
IHS Holding Limited	500.0M	USD	Nov'21	Nov'28	6.250%	499.7	499.4
IHS Holding Limited	550.0M	USD	Nov'24	May'30	7.875%	545.9	545.4
IHS Holding Limited	650.0M	USD	Nov'24	Nov'31	8.250%	644.5	644.2
IHS Mauritius NG Holdco Limited	286.0M	USD	Sep'19	Sep'27	8.000%	289.2	293.7

Debentures
IHS Brasil - Cessão de Infraestruturas S.A.	—	BRL	Sep'23	Aug'31	3.10% + CDI	—	177.6
IHS Brasil - Cessão de Infraestruturas S.A.	—	BRL	Jun'24	Jun'32	2.80% + CDI	—	44.0
I-Systems Soluções de Infraestrutura S.A.	160.0M	BRL	Jun'24	May'32	2.10% + CDI	27.0	24.3

Bank Term Loans
IHS Côte d’Ivoire S.A.	8.2B	XOF	Dec'23	Dec'28	6.50%	14.2	14.4
IHS Côte d’Ivoire S.A.	64.8M	EUR	Dec'23	Dec'28	3.50% + 3M EURIBOR	74.4	75.5
IHS Holding Limited	200.0M	USD	Jun'25	Dec'27	4.85% + 3M SOFR	196.4	—
IHS Holding Limited	255.0M	USD	Oct'24	Oct'29	4.50% + 3M SOFR	256.7	256.6
IHS Holding Limited	3.2B	ZAR	Oct'24	Oct'29	4.50% + 3M JIBAR	184.9	175.2
IHS Towers South Africa Proprietary Limited	3.2B	ZAR	May'22	May'29	2.75% + 3M JIBAR	179.8	174.8
IHS Zambia Limited	52.3M	USD	Dec'20	Dec'27	5.00% + CAS + 3M SOFR	52.4	62.2
INT Towers Limited	—	NGN	Jan'23	Jan'28	2.50% + MPR	—	91.6
I-Systems Soluções de Infraestrutura S.A.	400.0M	BRL	Oct'22	Oct'30	2.45% - 2.50% + CDI	69.6	61.4

Revolving Credit Facilities(a)
IHS Holding Limited	300.0M	USD	Jun'25	Sep'28	3.50% + 3M SOFR	—	—
IHS Nigeria Limited	55.0B	NGN	Jan'23	Jan'26	2.50% + MPR	—	—

Letters of Credit(a)
IHS Nigeria	356.5M	USD	Feb'22	Sep'25	12.00% - 15.39%	4.7	6.8
						3,239.6	3,347.9
(a)Principal amount for revolving credit facilities and letters of credit are the available facilities at June 30, 2025.

Group borrowings (except letters of credit) typically contain customary affirmative and negative covenants, events of default and financial covenant ratios (generally tested either quarterly or on an incurrence basis, depending on the financing type and with some exceptions). The borrowing entity may also voluntarily prepay its utilizations and/or cancel all or part of the available commitments on its term loans and facilities by giving notice. Mandatory cancellation and full or partial prepayment may be required in certain circumstances including events of default. The majority of borrowings are supported by intercompany guarantees or secured by pledges over certain assets.